Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(1)	“Compensation Actually Paid” to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average “Compensation Actually Paid” to Non-PEO NEOs ($)(4)	Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)	Net Income (millions) ($)(7)	Adjusted Earnings Per Share ($)(8)
2024	12,795,946	(4,333,554)	3,166,373	483,184	44.02	96.16	(1,522)	8.37
2023	12,972,962	16,563,635	2,378,721	2,992,573	138.16	142.61	1,960	8.92
2022	10,967,783	(8,923,734)	2,671,920	(2,104,590)	88.75	130.40	1,894	15.88
2021	12,570,992	41,533,934	3,747,607	11,453,491	142.59	143.70	1,890	18.12
2020	7,067,446	3,747,440	2,446,600	1,230,750	108.26	116.32	1,985	7.64

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote	Our Principal Executive Officer (PEO) for each of the years reported was Lori J. Ryerkerk, our former Chair, CEO and President. The dollar amounts reported are the amounts of total compensation reported in our Summary Compensation Table. The dollar amounts reported represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding our CEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Mr. Richardson, Mr. Kyrish, Mr. Kelly and Mr. Murray; (ii) for 2023, Mr. Richardson, Mr. Kyrish, Mr. Kelly, Mr. Murray, Ashley B. Duffie, our Senior Vice President, General Counsel and Corporate Secretary, and Anne L. Puckett, our Former Senior Vice President, General Counsel and Corporate Secretary; (iii) for 2022, Mr. Richardson, Mr. Kelly, John G. Fotheringham, our Former Senior Vice President, Acetyls, and Ms. Puckett; (iv) for 2021, Mr. Richardson, Mr. Kelly, Mr. Fotheringham and Ms. Puckett; (v) for 2020, Mr. Richardson, Mr. Kelly, Ms. Puckett, Shannon L. Jurecka, our former Senior Vice President and Chief Human Resources Officer, and Todd L. Elliott, our Former Senior Vice President, Acetyl Chain, and, as of February 3, 2025, our Senior Vice President, Engineered Materials.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Dow Jones (US) Chemical Index
PEO Total Compensation Amount	$ 12,795,946	$ 12,972,962	$ 10,967,783	$ 12,570,992	$ 7,067,446
PEO Actually Paid Compensation Amount	$ (4,333,554)	16,563,635	(8,923,734)	41,533,934	3,747,440
Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned or realized by or paid to an NEO during the applicable year. In accordance with SEC rules, the following adjustments, certain of which have been corrected for prior years herein due to certain inadvertent errors, were made to total compensation to determine the compensation actually paid for the years 2020 to 2024:

Year	Reported Summary Compensation Table Total for PEO	Year over Year Change in Present Value of Benefit under Defined Benefit Pension Plans	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	“Compensation Actually Paid” to PEO
2024	12,795,946	—	10,124,923	(7,004,577)	(4,333,554)
2023	12,972,962	—	9,499,900	13,090,573	16,563,635
2022	10,967,783	—	7,999,809	(11,891,708)	(8,923,734)
2021	12,570,992	—	8,649,886	37,612,828	41,533,934
2020	7,067,446	—	4,499,869	1,179,863	3,747,440
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)The amounts deducted or added in calculating the equity award adjustments for years 2020 to 2024 are set forth in the following table. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value from Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
2024	1,016,702	(6,306,494)	—	(463,865)	(1,250,920)	—	(7,004,577)
2023	8,056,100	3,544,836	—	1,489,637	—	—	13,090,573
2022	4,604,252	(8,892,056)	—	(7,603,904)	—	—	(11,891,708)
2021	22,500,064	14,801,924	—	310,841	—	—	37,612,828
2020	2,844,139	(1,247,431)	—	(416,845)	—	—	1,179,863

Non-PEO NEO Average Total Compensation Amount	$ 3,166,373	2,378,721	2,671,920	3,747,607	2,446,600
Non-PEO NEO Average Compensation Actually Paid Amount	$ 483,184	2,992,573	(2,104,590)	11,453,491	1,230,750
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable year. In accordance with the SEC rules, the following adjustments, certain of which have been corrected for prior years herein due to certain inadvertent errors, were made to average total compensation for the NEOs as a group (excluding our CEO) for 2024 to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Year over Year Change in Present Value of Benefit under Defined Benefit Pension Plans	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average “Compensation Actually Paid” to Non-PEO NEOs
2024	3,166,373	2,500	2,049,848	(630,841)	483,184
2023	2,378,721	2,500	1,266,577	1,882,929	2,992,573
2022	2,671,920	250	1,399,790	(3,376,469)	(2,104,590)
2021	3,747,607	2,000	2,074,968	9,782,852	11,453,491
2020	2,446,600	137,200	1,259,833	181,184	1,230,750
(a)The amounts deducted or added in calculating the total average equity award adjustments for years 2020 to 2024 are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value from Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2024	332,953	(887,467)	—	(76,327)	—	—	(630,841)
2023	1,074,100	556,850	—	251,979	—	—	1,882,929
2022	805,641	(2,277,894)	—	(1,904,216)	—	—	(3,376,469)
2021	5,397,393	4,452,646	—	(67,187)	—	—	9,782,852
2020	702,555	(322,581)	31,472	(86,891)	(143,370)	—	181,184

Compensation Actually Paid vs. Total Shareholder Return
Total Shareholder Return: Company versus Peer Group (Dow Jones US Chemicals Index) and (2) "Compensation Actually Paid” versus Company Total Shareholder Return
As shown in the chart below, the Company’s 5-year cumulative TSR is aligned to that of the companies included in our industry index, the Dow Jones US Chemicals Index.
Our CEO and other NEOs’ “compensation actually paid” amounts are generally aligned with the trend in TSR performance, as shown in the chart below. This is primarily because “compensation actually paid” is significantly impacted by year-over-year changes in stock prices due to the significant portion of each NEO’s compensation that is equity-based.

Compensation Actually Paid vs. Net Income
“Compensation Actually Paid” versus GAAP Net Income and Adjusted EPS
Like many companies, our sales and earnings in 2020 were significantly adversely affected by the COVID-19 pandemic. Our relatively high GAAP net income in 2020 was primarily due to a $1,408 million gain on the sale of our joint venture interest in Polyplastics Co. Ltd. that was completed in October 2020 (and which was excluded from the Adjusted EPS results for that year). Excluding the impact of this transaction, we believe our GAAP net income trend over the past five years is not misaligned to the trend in “compensation actually paid.”
While the CMDC has selected Adjusted EPS as the Company-Selected Financial Measure representing the most important financial measure used to link performance to pay in 2024, the CMDC does not use GAAP net income to make decisions regarding compensation levels or design, or incentive plan payouts.

Compensation Actually Paid vs. Company Selected Measure
“Compensation Actually Paid” versus GAAP Net Income and Adjusted EPS
Like many companies, our sales and earnings in 2020 were significantly adversely affected by the COVID-19 pandemic. Our relatively high GAAP net income in 2020 was primarily due to a $1,408 million gain on the sale of our joint venture interest in Polyplastics Co. Ltd. that was completed in October 2020 (and which was excluded from the Adjusted EPS results for that year). Excluding the impact of this transaction, we believe our GAAP net income trend over the past five years is not misaligned to the trend in “compensation actually paid.”
While the CMDC has selected Adjusted EPS as the Company-Selected Financial Measure representing the most important financial measure used to link performance to pay in 2024, the CMDC does not use GAAP net income to make decisions regarding compensation levels or design, or incentive plan payouts.

Total Shareholder Return Vs Peer Group
Total Shareholder Return: Company versus Peer Group (Dow Jones US Chemicals Index) and (2) "Compensation Actually Paid” versus Company Total Shareholder Return
As shown in the chart below, the Company’s 5-year cumulative TSR is aligned to that of the companies included in our industry index, the Dow Jones US Chemicals Index.
Our CEO and other NEOs’ “compensation actually paid” amounts are generally aligned with the trend in TSR performance, as shown in the chart below. This is primarily because “compensation actually paid” is significantly impacted by year-over-year changes in stock prices due to the significant portion of each NEO’s compensation that is equity-based.

Tabular List, Table

Most Important Performance Measures
s	Adjusted EPS
s	Operating EBITDA
s	ROCE
s	Free Cash Flow

Total Shareholder Return Amount	$ 44.02	138.16	88.75	142.59	108.26
Peer Group Total Shareholder Return Amount	96.16	142.61	130.40	143.70	116.32
Net Income (Loss)	$ (1,522,000,000)	$ 1,960,000,000	$ 1,894,000,000	$ 1,890,000,000	$ 1,985,000,000
Company Selected Measure Amount | $ / shares	8.37	8.92	15.88	18.12	7.64
PEO Name	Lori J. Ryerkerk	Lori J. Ryerkerk	Lori J. Ryerkerk	Lori J. Ryerkerk	Lori J. Ryerkerk
Additional 402(v) Disclosure	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end of each applicable fiscal year and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period (December 31, 2019). The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description	The CMDC has selected Adjusted EPS as the Company-Selected Financial Measure representing the most important financial measure used to link performance to pay in 2024. Adjusted EPS is the most heavily-weighted metric in our PRSU design, and under our pay-for-performance approach PRSUs represent a significant portion of the NEOs’ compensation. Adjusted EPS is a non-U.S. GAAP financial measure. See “Exhibit A” for information concerning this measure including a definition and reconciliation to the most comparable U.S. GAAP financial measure.
Measure:: 2
Pay vs Performance Disclosure
Name	Operating EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	ROCE
Measure:: 4
Pay vs Performance Disclosure
Name	Free Cash Flow
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,124,923)	(9,499,900)	(7,999,809)	(8,649,886)	(4,499,869)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,004,577)	13,090,573	(11,891,708)	37,612,828	1,179,863
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,016,702	8,056,100	4,604,252	22,500,064	2,844,139
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,306,494)	3,544,836	(8,892,056)	14,801,924	(1,247,431)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(463,865)	1,489,637	(7,603,904)	310,841	(416,845)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,250,920)	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,500	2,500	250	2,000	137,200
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(630,841)	1,882,929	(3,376,469)	9,782,852	181,184
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,049,848	1,266,577	1,399,790	2,074,968	1,259,833
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	332,953	1,074,100	805,641	5,397,393	702,555
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(887,467)	556,850	(2,277,894)	4,452,646	(322,581)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	31,472
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(76,327)	251,979	(1,904,216)	(67,187)	(86,891)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(143,370)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0